INTERESTS IN JOINT ARRANGEMENTS (Details Textual) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 18, 2024 USD ($)	Mar. 06, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 18, 2024 EUR (€)	Mar. 12, 2024 USD ($) ha
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of produced output to be purchased	100.00%
Arauco Wood Limited. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of interests in joint operation		50.00%
Proportion of ownership interest in joint operation		50.00%
Variable Interest Entities [Member] | eucalyptus Trees [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Area of land used for agriculture | ha						19,000
Commitments in relation to joint ventures						$ 80,287
Arauco [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Other tangible or intangible assets transferred				$ 12,066
Arauco [Member] | Agricola Fresno Spa [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Other tangible or intangible assets transferred	$ 18,812
Arauco [Member] | Sonae Arauco S.A. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Other tangible or intangible assets transferred		$ 24,240			€ 25,000
Arauco [Member] | Eufores S.A. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of interests in joint operation			50.00%
Proportion of ownership interest in joint operation			50.00%
Eka Chile S.A [member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of interests in joint operation	50.00%
Proportion of ownership interest in joint operation	50.00%
Sonae Arauco S.A. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of interests in joint operation	50.00%
Proportion of ownership interest in joint operation	50.00%
Aaruaco [member] | Bottom of range [member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of interests in joint operation	50.00%
Proportion of ownership interest in joint operation	50.00%
URUGUAY | Variable Interest Entities [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital contribution to joint operations	$ 72,038
Area Of Land Owned For Agriculture						$ 32,000
URUGUAY | Arauco [Member] | Eufores S.A. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Other tangible or intangible assets transferred			$ 60,000